CONVERTIBLE NOTES PAYABLE, SENIOR SECURED (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE
	March 31, 2024	September 30, 2023
Senior Secured Convertible Promissory Notes (the “2022 Notes”)	$4,211,720	$4,230,000
Unamortized debt discount	-	(710,897)
Net Balance	$4,211,720	$3,519,103

	September 30, 2023	September 30, 2022
Senior Secured Convertible Promissory Notes (the “2022 Notes”, includes $96,000 of related party notes)	$4,230,000	$4,230,000
Unamortized debt discount	(710,897)	(2,567,508)
Net Balance	3,519,103	1,662,492
Current Balance	(3,519,103)	-
Non-Current Balance	-	1,662,492